UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2023

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Money Market Fund

Semi-Annual Report
July 31, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance July 31, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® New York Municipal Money Market Fund	3.30%
Institutional Class	3.50%
Premium Class	3.41%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2023, the most recent period shown in the table, would have been 3.45% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	87.5
8 - 30	0.3
31 - 60	2.9
61 - 90	1.9
91 - 180	0.7
> 180	6.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 38.4%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.52% 8/7/23, VRDN (b)(c)	7,421,000	7,421,000
Alaska - 0.1%
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 4.2% 8/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	2,400,000	2,400,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. Series 2009 C, 4.1% 8/7/23, VRDN (b)	5,700,000	5,700,000
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 4.75% 8/7/23, VRDN (b)(c)	4,600,000	4,600,000
Florida - 0.3%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 4.2% 8/7/23, VRDN (b)(c)	3,500,000	3,500,000
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 4.1% 8/7/23, VRDN (b)(c)	4,100,000	4,100,000
TOTAL FLORIDA		7,600,000
Georgia - 0.1%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.8% 8/1/23, VRDN (b)(c)	2,000,000	2,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 4.1% 8/7/23, VRDN (b)	1,500,000	1,500,000
TOTAL GEORGIA		3,500,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 4.3% 8/7/23, VRDN (b)(c)	1,500,000	1,500,000
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.09% 8/7/23, VRDN (b)	700,000	700,000
Series 2007 B, 4.09% 8/7/23, VRDN (b)	2,600,000	2,600,000
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 4.05% 8/7/23, VRDN (b)	3,200,000	3,200,000
Series 1994, 4.05% 8/7/23, VRDN (b)	1,400,000	1,400,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 4.05% 8/7/23, VRDN (b)	500,000	500,000
(Western Resources, Inc. Proj.) Series 1994, 4.05% 8/7/23, VRDN (b)	5,500,000	5,500,000
TOTAL KANSAS		13,900,000
Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.41% 8/7/23, VRDN (b)	11,400,000	11,400,000
Series 2010 B1, 4.3% 8/7/23, VRDN (b)	16,000,000	16,000,000
TOTAL LOUISIANA		27,400,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 4.52% 8/7/23, VRDN (b)(c)	600,000	600,000
New York - 35.5%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 4.1% 8/7/23, LOC HSBC Bank U.S.A., NA, VRDN (b)	4,085,000	4,085,000
Battery Park City Auth. Rev.:
Series 2019 D1, 3.98% 8/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	40,000,000	40,000,000
Series 2019 D2, 3.92% 8/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	6,205,000	6,205,000
New York City Gen. Oblig.:
Series 2010 G4, 4% 8/7/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	8,015,000	8,015,000
Series 2018 B, 4.5% 8/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	7,420,000	7,420,000
New York City Health & Hosp. Corp. Rev. Series 2008 C, 4.05% 8/7/23, LOC TD Banknorth, NA, VRDN (b)	11,170,000	11,170,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 3.45% 8/7/23, LOC Citibank NA, VRDN (b)(c)	6,500,000	6,500,000
(Cook Street Apts. Proj.) Series A, 4.07% 8/7/23, LOC JPMorgan Chase Bank, VRDN (b)(c)	3,680,000	3,680,000
(Granite Terrace Apts. Proj.) Series A, 3.88% 8/7/23, LOC Citibank NA, VRDN (b)(c)	2,760,000	2,760,000
(Intervale Gardens Apts.) Series A, 3.88% 8/7/23, LOC Citibank NA, VRDN (b)(c)	2,915,000	2,915,000
(Related-Upper East Proj.) Series A, 3.45% 8/7/23, LOC Landesbank Baden-Wurttemberg, VRDN (b)(c)	67,000,000	67,000,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 3.95% 8/7/23, LOC TD Banknorth, NA, VRDN (b)(c)	20,905,000	20,905,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 4.03% 8/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	26,800,000	26,800,000
Series 2003 F2, 4.5% 8/1/23 (Liquidity Facility Citibank NA), VRDN (b)	1,500,000	1,500,000
Series 2009 BB2, 4.55% 8/1/23 (Liquidity Facility UBS AG), VRDN (b)	900,000	900,000
Series 2015 BB3, 4.07% 8/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	8,135,000	8,135,000
Series 2015 BB4, 4.5% 8/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,500,000	1,500,000
Series 2016 AA2, 4.1% 8/7/23 (Liquidity Facility PNC Bank NA), VRDN (b)	3,200,000	3,200,000
Series BB3, 4.07% 8/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	2,450,000	2,450,000
New York City Transitional Fin. Auth. Rev.:
Series 2013 C5, 3.92% 8/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	49,000,000	49,000,000
Series 2014 D4, 4.1% 8/7/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	12,950,000	12,950,000
Series 2019 C4, 4.5% 8/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	5,920,000	5,920,000
New York Hsg. Fin. Agcy. Rev.:
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 3.47% 8/7/23, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	18,700,000	18,700,000
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 3.95% 8/7/23, LOC TD Banknorth, NA, VRDN (b)	7,785,000	7,785,000
Series 2010 A:
4.05% 8/7/23, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,040,000	1,040,000
4.05% 8/7/23, LOC Landesbank Hessen-Thuringen, VRDN (b)	16,035,000	16,035,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 4.45% 8/1/23, LOC TD Banknorth, NA, VRDN (b)	12,570,000	12,570,000
New York Metropolitan Trans. Auth. Rev.:
Series 2012 G2, 3.92% 8/7/23, LOC TD Banknorth, NA, VRDN (b)	12,900,000	12,900,000
Series 2015 E1, 4.5% 8/1/23, LOC Barclays Bank PLC, VRDN (b)	3,750,000	3,750,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 4.03% 8/7/23, LOC Mizuho Bank Ltd., VRDN (b)(c)	31,440,000	31,440,000
Series 2004 C3, 3.3% 8/7/23, LOC Mizuho Bank Ltd., VRDN (b)(c)	6,000,000	6,000,000
Series 2005 A1, 3.99% 8/7/23, LOC Mizuho Bank Ltd., VRDN (b)	11,800,000	11,800,000
Series 2010 A4, 3.95% 8/7/23, LOC Bank of Nova Scotia, VRDN (b)(c)	10,700,000	10,700,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 C, 4.5% 8/1/23, LOC Barclays Bank PLC, VRDN (b)	4,700,000	4,700,000
Series 2005 A, 4% 8/7/23, LOC Barclays Bank PLC, VRDN (b)	9,290,000	9,290,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Linden Plaza Proj.) Series 2008 A, 4.02% 8/7/23, LOC Freddie Mac, VRDN (b)(c)	28,995,000	28,995,000
New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.):
Series 2001 A, 3.4% 8/7/23, LOC Freddie Mac, VRDN (b)(c)	10,000,000	10,000,000
Series 2002 A, 3.4% 8/7/23, LOC Freddie Mac, VRDN (b)(c)	10,400,000	10,400,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (89 Murray St. Proj.) Series A, 4.05% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	49,800,000	49,800,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 3.4% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	21,250,000	21,250,000
(Brittany Dev. Proj.) Series A, 4.05% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	43,400,000	43,400,000
(Sierra Dev. Proj.) Series A, 4.05% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	37,900,000	37,900,000
(Westport Dev. Proj.) Series 2004 A, 4.05% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	5,700,000	5,700,000
Series 2002 A, 4.05% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	26,700,000	26,700,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 4.05% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	17,700,000	17,700,000
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 3.4% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	46,670,000	46,670,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 4.02% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	109,300,000	109,300,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 4.02% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	20,000,000	20,000,000
(West 20th Street Proj.) Series 2001 A:
4.02% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	28,700,000	28,700,000
4.02% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	750,000	750,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 4.06% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	13,000,000	13,000,000
Series 2002 A, 4.06% 8/7/23, LOC Fannie Mae, VRDN (b)(c)	72,600,000	72,600,000
Series 2009 A, 4.42% 8/7/23, LOC Fannie Mae, VRDN (b)	9,800,000	9,800,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (La Casa del Sol Proj.) Series 2005 A, 4.11% 8/7/23, LOC Citibank NA, VRDN (b)(c)	1,995,000	1,995,000
TOTAL NEW YORK		994,380,000
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Series 1995 3, 4.06% 8/30/23, VRDN (b)(c)(d)	4,600,000	4,600,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 4.52% 8/7/23, VRDN (b)(c)	100,000	100,000
West Virginia - 0.0%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 4.09% 8/7/23, VRDN (b)(c)	1,200,000	1,200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,074,901,000)		1,074,901,000

Tender Option Bond - 37.9%
	Principal Amount (a)	Value ($)
Connecticut - 0.5%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 4.02% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,995,000	7,995,000
Series Floaters 016, 4.02% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,300,000	5,300,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.16%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,700,000	1,700,000
TOTAL CONNECTICUT		14,995,000
Florida - 0.1%
Broward County Convention Ctr. Bonds Series MS 00 11, 3.95%, tender 8/31/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)(f)	2,800,000	2,800,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 4.23%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)(f)	300,000	300,000
TOTAL FLORIDA		3,100,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.18%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	300,000	300,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Rev. Bonds Series 2023 G 121, 4.18%, tender 12/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,400,000	1,400,000
New York - 35.5%
Battery Park City Auth. Rev. Participating VRDN Series E 137, 4.08% 8/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	63,250,000	63,250,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series 2022 ZF 14 06, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,250,000	2,250,000
Series 2022 ZF 14 13, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,830,000	5,830,000
Series 2022 ZL 03 52, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,665,000	1,665,000
Series 2023 0004, 4.01% 8/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	6,250,000	6,250,000
Series Floaters XF 05 49, 4.01% 8/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	8,000,000	8,000,000
Series XL 02 65, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,000,000	4,000,000
Monroe County Indl. Dev. Corp. Participating VRDN Series XF 13 18, 4.02% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,800,000	2,800,000
New York City Gen. Oblig. Participating VRDN:
Series 2020 003, 4.13% 9/11/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	30,500,000	30,500,000
Series 2022 XL 03 53, 4.01% 8/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	2,860,000	2,860,000
Series 2022 ZL 03 74, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,800,000	1,800,000
Series Floaters E 118, 4.5% 8/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,935,000	4,935,000
Series Floaters E88, 4.01% 8/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,830,000	4,830,000
Series Floaters XF 07 26, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,600,000	5,600,000
Series Floaters XM 07 06, 4.01% 8/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,100,000	2,100,000
Series XF 13 08, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,515,000	2,515,000
Series XF 13 27, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,000,000	4,000,000
Series XF 13 39, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,045,000	2,045,000
Series XF 14 44, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,875,000	1,875,000
Series XL 04 41, 4.01% 8/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,800,000	5,800,000
Series XM 10 06, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,400,000	2,400,000
Series XM 10 09, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,445,000	4,445,000
Series XM 10 53, 4.01% 8/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	1,875,000	1,875,000
Series XM 10 92, 4.5% 8/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,475,000	2,475,000
New York City Indl. Dev. Agcy. Rev. Participating VRDN Series XF 14 55, 4.01% 8/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,800,000	1,800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 2015 ZF0207, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,000,000	8,000,000
Series 2022 XL 03 68, 4.01% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,300,000	5,300,000
Series 2022 XL 03 75, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,040,000	4,040,000
Series 2022 XL 03 76, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,255,000	2,255,000
Series 2022 XL 03 77, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,785,000	4,785,000
Series 2022 XL 03 78, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,250,000	1,250,000
Series Floaters E 129, 4.01% 8/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	48,700,000	48,700,000
Series XF 14 43, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,825,000	2,825,000
Series XF 14 62, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,750,000	2,750,000
Series XF 14 97, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,020,000	4,020,000
Series XF 15 00, 4.01% 8/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	24,375,000	24,375,000
Series XL 02 79, 4.01% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	11,100,000	11,100,000
Series XL 03 81, 4.01% 8/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,875,000	1,875,000
Series XL 03 85, 4% 8/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	1,370,000	1,370,000
Series ZL 03 93, 4.01% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,100,000	2,100,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series Floaters XM 06 20, 4.01% 8/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	7,385,000	7,385,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 2014 XM0029, 4.01% 8/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	25,170,000	25,170,000
Series 2022 XF 14 16, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,000,000	3,000,000
Series 2022 XF 14 20, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,800,000	4,800,000
Series 2022 XF 30 21, 4.01% 8/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	3,600,000	3,600,000
Series 2022 XF 30 47, 4.01% 8/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,400,000	2,400,000
Series 2022 XM 10 69, 4.01% 8/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,750,000	2,750,000
Series 2022 XM 10 70, 4% 8/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	3,280,000	3,280,000
Series 2022 ZF 30 63, 4.01% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,750,000	3,750,000
Series 2022 ZL 03 45, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,965,000	1,965,000
Series Floaters XF 07 16, 4.01% 8/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,200,000	4,200,000
Series Floaters XF 07 17, 4.01% 8/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	12,285,000	12,285,000
Series Floaters XF 27 31, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,805,000	3,805,000
Series XF 13 49, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,000,000	4,000,000
Series XF 13 54, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,325,000	2,325,000
Series XF 15 35, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,000,000	3,000,000
Series XF 15 42, 4.5% 8/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,625,000	6,625,000
Series XF 27 64, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,050,000	1,050,000
Series XF 30 78, 4% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	9,215,000	9,215,000
Series ZL 03 29, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,750,000	3,750,000
Series ZL 03 58, 4.01% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,000,000	5,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series 15 XF1030, 4.01% 8/3/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	6,700,000	6,700,000
New York Dorm. Auth. Rev.:
Bonds Series MS 00 09, 4.1%, tender 10/26/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	40,700,000	40,700,000
Participating VRDN:
Series XG 02 76, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,255,000	2,255,000
Series XG 03 75, 4.03% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,665,000	2,665,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series 2020 XF 29 09, 3.54% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,000,000	4,000,000
Series RBC E 126, 4.03% 8/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	89,065,000	89,065,000
Series XF 05 91, 4.03% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,000,000	6,000,000
Series XF 08 65, 4.03% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,670,000	5,670,000
Series XF 24 19, 4.02% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,125,000	1,125,000
Series XF 28 68, 4.02% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,000,000	2,000,000
Series XF 28 78, 4.02% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	26,595,000	26,595,000
Series XF 30 00, 4.02% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	84,505,000	84,505,000
Series XF 30 70, 4.02% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	30,365,000	30,365,000
Series XF 31 05, 4.02% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	20,255,000	20,255,000
Series XG 02 90, 4.02% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	23,100,000	23,100,000
Series XM 06 97, 4.03% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,000,000	5,000,000
Series XM 08 43, 4.03% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	18,465,000	18,465,000
Series XX 11 56, 4.02% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,165,000	9,165,000
New York State Envir. Facilities Corp. Rev. Participating VRDN Series XF 14 42, 4.01% 8/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	3,565,000	3,565,000
New York State Mtg. Agcy. Homeowner Mtg. Participating VRDN Series XF 15 21, 4.01% 8/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,660,000	1,660,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 08 47, 4.01% 8/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,385,000	6,385,000
Series XX 11 27, 4.02% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,220,000	5,220,000
New York Trans. Dev. Corp. Participating VRDN:
Series 2022 E 154, 4.08% 8/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	97,750,000	97,750,000
Series Floaters XM 00 89, 4.03% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	3,790,000	3,790,000
Series Floaters XX 10 38, 4.03% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	5,835,000	5,835,000
Series XF 30 65, 4.03% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	5,995,000	5,995,000
Triborough Bridge & Tunnel Auth. Participating VRDN:
Series 2022 XF 13 82, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,100,000	2,100,000
Series 2022 XF 13 83, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,050,000	3,050,000
Series 2022 XG 04 05, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	8,625,000	8,625,000
Series 2022 XM 09 93, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,000,000	4,000,000
Series XF 13 70, 4.02% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,340,000	3,340,000
Series XM 09 94, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,335,000	5,335,000
Series XM 09 95, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,665,000	2,665,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 2022 XF 13 77, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,865,000	3,865,000
Series 2022 XF 14 02, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,280,000	3,280,000
Series 2022 ZF 30 57, 4.01% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,750,000	2,750,000
Series 2022 ZL 03 40, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,500,000	2,500,000
Series XF 13 14, 4.01% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,260,000	13,260,000
Series XF 13 50, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,200,000	3,200,000
Series XF 13 93, 4.01% 8/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	8,040,000	8,040,000
Series XF 14 95, 4.01% 8/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,565,000	1,565,000
Series XL 02 74, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,665,000	1,665,000
Series XM 10 31, 4.01% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,750,000	3,750,000
TOTAL NEW YORK		994,820,000
New York And New Jersey - 1.6%
Port Auth. of New York & New Jersey Participating VRDN:
Series 2022 ZL 03 73, 4.02% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,750,000	1,750,000
Series 2023 G, 4.04% 8/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	5,800,000	5,800,000
Series Floaters XF 06 97, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,945,000	1,945,000
Series Floaters XF 26 00, 4.01% 8/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,800,000	2,800,000
Series X3 03 37, 4.05% 8/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	6,200,000	6,200,000
Series XF 14 53, 4.05% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	1,740,000	1,740,000
Series XF 14 54, 4.05% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,310,000	2,310,000
Series XF 15 43, 4.01% 8/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,600,000	1,600,000
Series XF 31 09, 4.03% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	4,435,000	4,435,000
Series XG 03 79, 4.05% 8/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	800,000	800,000
Series XG 03 83, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,305,000	3,305,000
Series XG 03 94, 4.05% 8/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	3,540,000	3,540,000
Series YX 11 78, 3.72% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,100,000	1,100,000
Series ZL 02 55, 4.05% 8/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	3,100,000	3,100,000
Series ZL 02 56, 4.01% 8/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,300,000	1,300,000
Series ZL 02 70, 4.05% 8/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,470,000	1,470,000
Series ZL 02 73, 4.05% 8/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	935,000	935,000
TOTAL NEW YORK AND NEW JERSEY		44,130,000
Pennsylvania - 0.0%
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 4.23% 9/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,300,000	1,300,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 4.18%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	400,000	400,000
Texas - 0.0%
El Paso Wtr. & Swr. Rev. Bonds Series G 124, 4.18%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)(g)	900,000	900,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 4.18%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	400,000	400,000
Washington - 0.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 4.18%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	700,000	700,000
Port of Seattle Rev. Participating VRDN Series XM 10 27, 4.12% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	1,000,000	1,000,000
TOTAL WASHINGTON		1,700,000
TOTAL TENDER OPTION BOND (Cost $1,063,445,000)		1,063,445,000

Other Municipal Security - 12.5%
	Principal Amount (a)	Value ($)
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.23%, tender 2/26/24 (b)(g)	1,200,000	1,200,000
New York - 11.9%
Amherst Gen. Oblig. BAN Series 2023 A, 5% 11/3/23	13,190,000	13,230,186
Broome County Gen. Oblig. BAN Series 2023 A, 4% 4/26/24	13,233,098	13,303,707
Connetquot Central School District BAN Series 2023, 5% 6/21/24	1,290,000	1,303,232
County of Chemung Gen. Oblig. BAN Series 2022 C, 4% 12/28/23	1,470,000	1,470,000
East Hampton Town BAN Series 2022 A, 3.5% 8/18/23	190,000	190,033
Frontier Csd Hamburg Township BAN Series 2023 A, 5% 6/27/24	28,000,000	28,344,638
Hempstead Town Gen. Oblig. BAN Series 2023, 5% 5/24/24	12,500,000	12,661,889
Irondequoit Gen. Oblig. BAN Series 2023 A, 5% 4/12/24	10,470,000	10,597,202
Lancaster Central School District BAN Series 2023, 5% 6/7/24	5,900,000	5,962,336
Mahopac Cent Scd BAN Series 2023, 5% 7/26/24	18,644,100	18,889,957
Minisink Valley Central School District BAN Series 2023, 5% 6/21/24	28,944,927	29,284,614
Mount Sinai Union Free School District TAN Series 2023, 5% 6/27/24	11,300,000	11,420,278
New York City Gen. Oblig. Bonds:
Series 1, 5% 8/1/23	990,000	990,000
Series 2012 I, 5% 8/1/23	14,590,000	14,590,000
Series 2013 J, 5% 8/1/23	365,000	365,000
Series 2014 G, 5% 8/1/23	265,000	265,000
Series 2015 A, 5% 8/1/23	125,000	125,000
Series 2015 B, 5% 8/1/23	1,655,000	1,655,000
Series 2015 C, 5% 8/1/23	4,250,000	4,250,000
Series 2016 C, 5% 8/1/23	400,000	400,000
Series 2016 E, 5% 8/1/23	225,000	225,000
Series 2017 C, 5% 8/1/23	925,000	925,000
Series 2017, 5% 8/1/23	320,000	320,000
Series 2018 A, 5% 8/1/23	190,000	190,000
Series 2019 A, 5% 8/1/23	2,585,000	2,585,000
Series 2019 E, 5% 8/1/23	2,050,000	2,050,000
Series 2020 B1, 5% 10/1/23	345,000	345,838
Series 2021 A, 5% 8/1/23	9,035,000	9,035,000
Series 2022 B1, 5% 8/1/23	395,000	395,000
Series 2023 D, 5% 8/1/23	530,000	530,000
Series A, 5% 8/1/23	7,220,000	7,220,000
Series C:
5% 8/1/23	115,000	115,000
5% 8/1/23	660,000	660,000
Series H3, 5% 8/1/23	425,000	425,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2015 C, 5% 11/1/23	125,000	125,332
Series 2016 A1, 4% 8/1/23	825,000	825,000
Series 2021 F1, 5% 11/1/23	835,000	837,949
Series 2022 D1, 5% 11/1/23	225,000	225,884
New York City Trust For Cultural Bonds:
Series 2014 B1, NULL 4.03%, tender 1/12/24 (b)	15,740,000	15,740,000
Series 2014 B2, SIFMA Municipal Swap Index + 0.050% 4.03%, tender 10/23/23 (b)(g)	9,500,000	9,500,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2016 A, 5% 11/15/23	150,000	150,592
New York Metropolitan Trans. Auth. Rev. Bonds Series 2014 A2, 5% 11/15/23 (Pre-Refunded to 11/15/23 @ 100)	185,000	185,696
New York Pwr. Auth. Series 2023:
3.15% 8/2/23, CP	10,000,000	10,000,000
3.3% 10/4/23, CP	8,791,000	8,791,000
3.4% 9/12/23, CP	8,300,000	8,300,000
New York State Mtg. Agcy. Homeowner Mtg. Bonds Series 2021 232, 5% 4/1/24 (c)	355,000	358,452
North Hempstead Gen. Oblig. BAN Series 2022 C, 4.5% 9/22/23	15,000,000	15,031,542
North Syracuse Cent School District BAN Series 2022, 3.75% 8/4/23	500,000	500,004
Ossining Village BAN Series 2022, 4% 9/22/23	10,152,452	10,168,478
Oyster Bay Gen. Oblig.:
BAN:
Series 2022, 4% 8/25/23	250,000	249,978
Series 2023, 5% 3/8/24	1,610,000	1,622,028
Bonds Series 2014 B, 5% 8/15/23	850,000	850,362
Port Washington Union Free School District TAN Series 2023, 5% 6/21/24 (h)	12,750,000	12,913,838
Queensbury Union Free School District BAN Series 2023, 5% 5/31/24	10,000,000	10,112,214
Riverhead BAN Series 2023 A, 5% 2/22/24	14,000,000	14,148,768
Sayville Union Free School District BAN Series 2023, 5% 5/9/24	7,000,000	7,077,612
Tonawanda Town BAN Series 2022 A, 4% 8/25/23	1,075,000	1,075,220
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2016 A, 5% 11/15/23	100,000	100,324
Vestal Gen. Oblig. BAN Series 2023 A, 5% 8/9/24 (h)	8,489,212	8,596,940
Village of Garden City BAN Series 2023, 4% 2/16/24	100,000	100,194
Wappingers Central School District BAN Series 2022, 4% 8/10/23	2,850,000	2,850,082
TOTAL NEW YORK		334,756,399
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey Bonds:
Series 185, 5% 9/1/23 (c)	4,715,000	4,721,533
Series 2013, 5% 12/1/23	375,000	376,678
Series 2015 194, 5% 10/15/23	100,000	100,254
Series 2022 231, 5% 8/1/23 (c)	1,510,000	1,510,000
Series 207, 5% 9/15/23 (c)	8,730,000	8,746,192
TOTAL NEW YORK AND NEW JERSEY		15,454,657
TOTAL OTHER MUNICIPAL SECURITY (Cost $351,411,056)		351,411,056

Investment Company - 11.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.30% (i)(j) (Cost $313,157,611)	313,096,436	313,157,611

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,802,914,667)	2,802,914,667
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,280,369)
NET ASSETS - 100.0%	2,801,634,298

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,100,000 or 0.4% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.18%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada)	1/03/23	300,000

Broward County Convention Ctr. Bonds Series MS 00 11, 3.95%, tender 8/31/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	1/19/23	2,800,000

Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 4.18%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	700,000

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.16%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	1,700,000

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 4.18%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	900,000

Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 4.23%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	300,000

Port Auth. of New York & New Jersey Series 1995 3, 4.06% 8/30/23, VRDN	10/17/19 - 3/06/20	4,600,000

South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 4.18%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	400,000

Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 4.18%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	400,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.30%	299,458,609	795,358,002	781,659,000	3,901,365	-	-	313,157,611	10.9%
Total	299,458,609	795,358,002	781,659,000	3,901,365	-	-	313,157,611

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,489,757,056)	$2,489,757,056
Fidelity Central Funds (cost $313,157,611)	313,157,611

Total Investment in Securities (cost $2,802,914,667)		$2,802,914,667
Receivable for fund shares sold		13,645,991
Interest receivable		12,807,407
Distributions receivable from Fidelity Central Funds		905,213
Receivable from investment adviser for expense reductions		55,651
Other receivables		511
Total assets		2,830,329,440
Liabilities
Payable to custodian bank	$193,998
Payable for investments purchased on a delayed delivery basis	21,510,778
Payable for fund shares redeemed	5,684,357
Distributions payable	653,806
Accrued management fee	472,449
Other affiliated payables	179,754
Total Liabilities		28,695,142
Net Assets		$2,801,634,298
Net Assets consist of:
Paid in capital		$2,801,646,647
Total accumulated earnings (loss)		(12,349)
Net Assets		$2,801,634,298

Net Asset Value and Maximum Offering Price
Fidelity New York Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($31,826,412 ÷ 31,832,252 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($1,401,196,469 ÷ 1,399,550,679 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,368,611,417 ÷ 1,366,875,349 shares)		$1.00

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Interest		$39,949,259
Income from Fidelity Central Funds		3,901,365
Total Income		43,850,624
Expenses
Management fee	$2,744,966
Transfer agent fees	1,037,784
Independent trustees' fees and expenses	4,607
Total expenses before reductions	3,787,357
Expense reductions	(363,554)
Total expenses after reductions		3,423,803
Net Investment income (loss)		40,426,821
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,963
Total net realized gain (loss)		18,963
Net increase in net assets resulting from operations		$40,445,784
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,426,821	$26,311,581
Net realized gain (loss)	18,963	7,730
Net increase in net assets resulting from operations	40,445,784	26,319,311
Distributions to shareholders	(40,420,578)	(26,310,696)

Share transactions - net increase (decrease)	110,402,512	1,335,209,269
Total increase (decrease) in net assets	110,427,718	1,335,217,884

Net Assets
Beginning of period	2,691,206,580	1,355,988,696
End of period	$2,801,634,298	$2,691,206,580

Fidelity® New York Municipal Money Market Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.014	.007
Net realized and unrealized gain (loss) C	-	-
Total from investment operations	.014	.007
Distributions from net investment income	(.014)	(.007)
Total distributions	(.014)	(.007)
Net asset value, end of period	$1.00	$1.00
Total Return D,E	1.39%	.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42% H
Expenses net of fee waivers, if any	.42% H	.42% H
Expenses net of all reductions	.42% H	.42% H
Net investment income (loss)	2.79% H	2.01% H
Supplemental Data
Net assets, end of period (000 omitted)	$31,826	$7,290

AFor the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.0005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

Fidelity® New York Municipal Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.015	.012	- B	.004	.013	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.015	.012	- B	.004	.013	.013
Distributions from net investment income	(.015)	(.012)	- B	(.004)	(.013)	(.013)
Distributions from net realized gain	-	-	-	- B	- B	- B
Total distributions	(.015)	(.012)	- B	(.004)	(.013)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.51%	1.23%	.01%	.39%	1.28%	1.28%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25% G	.25%	.26%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% G	.20%	.09%	.20%	.20%	.20%
Expenses net of all reductions	.20% G	.20%	.09%	.20%	.20%	.20%
Net investment income (loss)	3.02% G	1.46%	.01%	.42%	1.25%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,401,196	$1,392,460	$950,125	$1,274,107	$1,968,318	$1,405,962

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

Fidelity® New York Municipal Money Market Fund Premium Class

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.014	.011	- B	.003	.012	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.014	.011	- B	.003	.012	.012
Distributions from net investment income	(.014)	(.011)	- B	(.003)	(.012)	(.012)
Distributions from net realized gain	-	-	-	- B	- B	- B
Total distributions	(.014)	(.011)	- B	(.003)	(.012)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.46%	1.14%	.01%	.33%	1.18%	1.18%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.30% G	.30%	.31%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30% G	.29%	.09%	.26%	.30%	.30%
Expenses net of all reductions	.30% G	.29%	.09%	.26%	.30%	.30%
Net investment income (loss)	2.91% G	1.36%	.01%	.35%	1.15%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,368,611	$1,291,457	$405,747	$468,986	$566,254	$530,339

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity New York Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$2,802,914,667

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(95,672)

The Fund elected to defer to its next fiscal year approximately $46,454 of capital losses recognized during the period November 1, 2022 to January 31, 2023.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Fidelity New York Municipal Money Market Fund	$24,974.22
Institutional Class	350,659.05
Premium Class	662,151.10
	$1,037,784

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New York Municipal Money Market Fund	46,260,000	88,830,000	-

5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $361,908.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,646.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2023	Year ended January 31, 2023 A
Fidelity New York Municipal Money Market Fund
Distributions to shareholders
Fidelity New York Municipal Money Market Fund	$321,424	$13,323
Institutional Class	20,947,647	14,901,812
Premium Class	19,151,507	11,395,407
Service Class	-	154
Total	$40,420,578	$26,310,696

A Distributions for Fidelity New York Municipal Money Market Fund are for the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.

7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2023	Year ended January 31, 2023 A	Six months ended July 31, 2023	Year ended January 31, 2023 A
Fidelity New York Municipal Money Market Fund
Fidelity New York Municipal Money Market Fund
Shares sold	71,097,116	9,281,906	$71,097,116	$9,281,906
Reinvestment of distributions	274,043	9,801	274,043	9,801
Shares redeemed	(46,829,884)	(2,000,730)	(46,829,884)	(2,000,730)
Net increase (decrease)	24,541,275	7,290,977	$24,541,275	$7,290,977
Institutional Class
Shares sold	1,175,970,096	1,827,465,541	$1,175,970,096	$1,827,465,541
Reinvestment of distributions	18,414,293	12,993,117	18,414,293	12,993,117
Shares redeemed	(1,185,608,623)	(1,398,603,797)	(1,185,608,623)	(1,398,603,797)
Net increase (decrease)	8,775,766	441,854,861	$8,775,766	$441,854,861
Premium Class
Shares sold	536,921,225	495,630,684	$536,921,225	$495,630,991
Issued in exchange for the shares of the Target Fund(s)	-	850,530,720	-	852,112,836
Reinvestment of distributions	17,769,192	10,731,286	17,769,192	10,731,286
Shares redeemed	(477,604,947)	(472,294,816)	(477,604,946)	(472,294,814)
Net increase (decrease)	77,085,470	884,597,874	$77,085,471	$886,180,299
Service Class
Reinvestment of distributions	-	117	-	117
Shares redeemed	-	(116,860)	-	(116,985)
Net increase (decrease)	-	(116,743)	$-	$(116,868)

A Share transactions for Fidelity New York Municipal Money Market Fund are for the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Prior Fiscal Year Merger Information.
On September 16, 2022, Fidelity New York Municipal Money Market Fund (formerly Fidelity New York AMT Tax-Free Money Market Fund) acquired all of the assets and assumed all of the liabilities of Fidelity New York Municipal Money Market Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization ("Agreements") approved by the Board of Trustees ("The Board"). The securities held by the Target Fund were the primary assets acquired by Fidelity New York Municipal Money Market Fund. The acquisition was accomplished by an exchange of Premium Class (formerly Fidelity New York AMT Tax-Free Money Market Fund) of Fidelity New York Municipal Money Market Fund for shares outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by Fidelity New York Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of Fidelity New York Municipal Money Market Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity New York Municipal Money Market Fund	862,630,367	-	852,112,836	850,530,720	1.0000

Surviving Fund	Net Assets $	Total net assets after the acquisition $
Fidelity New York Municipal Money Market Fund (formerly Fidelity New York AMT Tax-Free Money Market Fund)	1,550,476,848	2,402,589,684

Pro forma results of operations of the combined entity for the entire period ended January 31, 2023, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date, are as follows:

Net investment income (loss)	$29,252,663
Total net realized gain (loss)	(99,251)
Total change in net unrealized appreciation (depreciation)	-
Net increase (decrease) in net assets resulting from operations	$29,153,412

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since September 16, 2022.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023
Fidelity® New York Municipal Money Market Fund
Fidelity® New York Municipal Money Market Fund	.42%
Actual		$ 1,000	$ 1,013.90	$ 2.10
Hypothetical-B		$ 1,000	$ 1,022.71	$ 2.11
Institutional Class	.20%
Actual		$ 1,000	$ 1,015.10	$ 1.00
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.00
Premium Class	.30%
Actual		$ 1,000	$ 1,014.60	$ 1.50
Hypothetical-B		$ 1,000	$ 1,023.31	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.536272.126
NYS-SANN-0923

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2023